DEBT TO RELATED PARTIES	6 Months Ended
Jun. 30, 2019
Debt To Related Parties
DEBT TO RELATED PARTIES
NOTE 9 – DEBT TO RELATED PARTIES

Convertible notes payable to a related party

In May 2014, the Company entered into an arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $37,000 in revolving loans through December 2016. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate charged by the Company’s European commercial bank (LIBOR plus 6% for U.S. dollar-denominated loans and the base rate plus 2% for Euro-denominated loans). The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable (including accrued interest) under the arrangement into the Company's common stock at a price of $1.50 per share. The Company determined that the new arrangement did not represent a substantive modification and, therefore, it was not necessary to evaluate whether the conversion feature qualified as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

In October 2015, the Supervisory Board of Directors approved to reduce the convertible price of the unpaid interest from $1.50 per share to $0.75 per share. In addition, the loan period was extended until January 1, 2018. The terms of the arrangement can be automatically extended for four additional six months periods at the option of the holder. The Company determined that the new arrangement did not represent a substantive modification and therefore it was not necessary to evaluate whether the conversion feature qualifies as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

In September 2016, the Supervisory Board of Directors approved an increase in the interest rate of the loan from the entity related to the main shareholder, by one percent, retroactively for the whole period of the loan. The Company determined that the new arrangement did not represent a substantive modification and therefore it was not necessary to evaluate whether the conversion feature qualifies as a freestanding derivative instrument or contained any intrinsic value, which would be considered beneficial.

In December 2017 the loan period was extended until January 1, 2019. The terms of the arrangement can be automatically extended for four additional six months periods at the option of the holder.

In October 2018 the loan period was extended until June 30, 2020. The terms of the arrangement can be automatically extended for four additional six months periods at the option of the holder.

In January 2019, the entity related to the main shareholder converted $2,889 accrued interest into 3,852,364 shares at a price of $0.75 per share.

In May 2019 the Company granted to the entity related to the main shareholder who provided loans to the Company as convertible notes, the option to convert up to $2 million of the loan into the Company’s shares at a price of $0.4 per share. All other conversion rights for the balance of the debt except $2.6 million which is convertible at a price of $0.75 per share, are eliminated.

At June 30, 2019 and December 31, 2018, convertible notes payable to a related party consist of $21,205 and $22,097, respectively, in principal and $5,874 and $8,835, respectively, in accrued interest. Interest expense related to these notes is $1,106 and $1,087 for the six months ended June 30, 2019 and 2018, respectively.

Loan to related party

In March 2017, the Company signed a loan agreement with a related party, to provide the Company a loan of $2,000 for up to one year bearing 7% interest per year. At June 30, 2019 and December 31, 2018 the loan payable to related party consist of $200 and $200, respectively, in principal and $175 and $168, respectively in accrued interest. The Company incurred interest expenses regarding this loan of $7 and $40 for the six months ended June 30, 2019 and 2018, respectively.